CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	70 Months Ended	1 Months Ended		0 Months Ended					0 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	39 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended	34 Months Ended	1 Months Ended
	Dec. 31, 2010 Common shares	Jun. 30, 2010 Series A and Series A-1 preferred shares	Jun. 30, 2010 Series A and Series A-1 preferred shares Common shares	Aug. 19, 2004 Series A and Series A-1 preferred shares Warrants	Oct. 18, 2004 Series A preferred shares	Aug. 19, 2004 Series A preferred shares	Aug. 02, 2007 Series A preferred shares	Oct. 18, 2004 Series A preferred shares Fair Value	Aug. 19, 2004 Series A preferred shares Fair Value	Aug. 02, 2007 Series A preferred shares Warrants	Aug. 17, 2007 Series A-1 preferred shares	Aug. 17, 2007 Series A-1 preferred shares Warrants	Dec. 31, 2007 Series A-1 preferred shares Warrants	Oct. 18, 2004 Series A-1 preferred shares Warrants	Dec. 30, 2006 Series B preferred shares	Dec. 31, 2007 Series B preferred shares	Jun. 30, 2010 Series B preferred shares	Apr. 30, 2007 Series B preferred shares	Jun. 30, 2006 Series B preferred shares	Jun. 30, 2010 Series B preferred shares Common shares	Aug. 17, 2007 Series C preferred shares	Dec. 31, 2007 Series C preferred shares	Jun. 30, 2010 Series C preferred shares	Jun. 30, 2010 Series C preferred shares Common shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of preferred shares and warrants				2,437,591	1,075,408	2,867,754	143,388				2,580,978			286,775				4,817,826	3,211,884		4,236,454
Cash proceeds received from issuance of preferred shares					$ 3,000	$ 8,000									$ 11,200						$ 32,500
Issuance price per preferred share (in dollars per share)					$ 2.79	$ 2.79													$ 3.49		$ 7.67
Fair value of warrants, date of issuance				1,109										111
Fair value of preferred stock, date of issuance								2,889	6,891
Number of warrants exercised (in shares)										143,388		2,580,978
Proceeds from exercise of warrants										100		9,000
Preferred shares committed to be subscribed															4,817,826
Redemption price after December 31, 2010, expressed as a percentage of original issuance price		110.00%															110.00%						110.00%
Deemed dividends on preferred shares													$ 385			$ 1,865						$ 3,512
Number of common shares issued upon conversion of convertible preferred shares	22,130,399		7,247,602																	8,029,710				6,853,087